Related Party Disclosures	12 Months Ended
Dec. 31, 2022
Related Party Disclosures
Related Party Disclosures

31. Related Party Disclosures

Related Party Transactions

The company enters into transactions with related parties in the normal course of business, which includes purchases of feedstock, distribution of refined products, and the sale of refined products and byproducts. These transactions are with joint ventures and associated entities in the company’s Refining and Marketing operations, including pipeline, refined product and petrochemical companies. A summary of the significant related party transactions as at and for the years ended December 31, 2022 and 2021 are as follows:

($ millions)	2022	2021
Sales(1)	1 616	1 011
Purchases	265	247
Accounts receivable	135	70
Accounts payable and accrued liabilities	69	17

(1)	Includes sales to Petroles Cadeko Inc. of $645 million (2021 - $411 million) and Parachem Chemicals Inc. of $487 million (2021 – $343 million).

Compensation of Key Management Personnel

Compensation of the company’s Board of Directors and members of the Executive Leadership Team for the years ended December 31 is as follows:

($ millions)	2022	2021
Salaries and other short-term benefits	20	8
Pension and other post-retirement benefits	4	3
Share based compensation	73	47
	97	58